Rule 497(e)

File Nos. 333-72042 & 333-151805 & 333-145655; 811-10559

File Nos. 333-114401 & 333-114404; 811-21433

File Nos. 033-19947; 811-02627

File Nos. 033-19946 & 033-19949 & 033-59541; 811-03072-01

File Nos. 033-19948; 811-02711

File Nos. 033-19943; 811-03072-02

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

DC VARIABLE ACCOUNT-I and SEPARATE ACCOUNT TWO

SEPARATE ACCOUNT TWO

SEPARATE ACCOUNT ELEVEN

SEPARATE ACCOUNT TWELVE

Sub-Administered by EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

(formerly known as GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY)

Supplement dated September 2, 2022, to the Prospectus and Statement of Additional

Information, each dated May 2, 2022

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information (SAI), each dated May 2, 2022.

COMPANY NAME CHANGE

Effective immediately, following company name change will be made and all references to the current name in the Prospectus and SAI, as applicable, are hereby replaced with the new name:

Current Name	New Name
Great-West Life & Annuity Insurance Company	Empower Annuity Insurance Company of America

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR

FUTURE REFERENCE.